UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.

                               SEMI-ANNUAL REPORT


                         HANCOCK HORIZON FAMILY OF FUNDS


                        [graphic of Lighthouse omitted]

                                  JULY 31, 2005
                       The Advisors' Inner Circle Fund II

                                                                  [LOGO OMITTED]
HANCOCK HORIZON FAMILY OF FUNDS                        JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
Disclosure of Fund Expenses .................................................. 2
Statements of Net Assets ..................................................... 3
Statements of Operations .................................................... 17
Statements of Changes in Net Assets ......................................... 18
Financial Highlights ........................................................ 20
Notes to Financial Statements ............................................... 30
Approval of Advisory Agreement .............................................. 37


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1.888.346.6300; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


                                      ----
                                        1
                                      ----

-------------------------------------------
  DISCLOSURE OF FUND EXPENSES (UNAUDITED)
-------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund`s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the "Expenses Paid During Period" column.

o HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


-----------------------------------------------------------------------------------------
                                          Beginning    Ending                    Expenses
                                          Account      Account       Annualized  Paid
                                          Value        Value         Expense     During
                                          2/1/05       7/31/05       Ratios      Period*
-----------------------------------------------------------------------------------------
Treasury Securities Money Market Fund
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ............................. $1,000.00    $1,010.90     0.58%       $ 2.89
Institutional Sweep Class ...............  1,000.00     1,009.60     0.83%         4.14
Class A .................................  1,000.00     1,008.40     1.08%         5.38
Hypothetical 5% Return
Trust Class ............................. $1,000.00    $1,021.92     0.58%       $ 2.91
Institutional Sweep Class ...............  1,000.00     1,020.68     0.83%         4.16
Class A .................................  1,000.00     1,019.44     1.08%         5.41
-----------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
-----------------------------------------------------------------------------------------
Actual Fund Return
Trust Class ............................. $1,000.00    $1,004.40     0.75%       $ 3.73
Class A .................................  1,000.00     1,003.20     1.00%         4.97
Class C .................................  1,000.00       999.50     1.75%         8.68
Hypothetical 5% Return
Trust Class ............................. $1,000.00    $1,021.08     0.75%       $ 3.76
Class A .................................  1,000.00     1,019.84     1.00%         5.01
Class C .................................  1,000.00     1,016.12     1.75%         8.75
-----------------------------------------------------------------------------------------
VALUE FUND
-----------------------------------------------------------------------------------------
Actual Fund Return
Trust Class ............................. $1,000.00    $1,105.40     1.08%       $ 5.64
Class A .................................  1,000.00     1,104.40     1.34%         6.99
Class C .................................  1,000.00     1,100.20     2.08%        10.83
Hypothetical 5% Return
Trust Class ............................. $1,000.00    $1,019.44     1.08%       $ 5.41
Class A .................................  1,000.00     1,018.15     1.34%         6.71
Class C .................................  1,000.00     1,014.48     2.08%        10.39
-----------------------------------------------------------------------------------------
GROWTH FUND
-----------------------------------------------------------------------------------------
Actual Fund Return
Trust Class ............................. $1,000.00    $1,112.60     1.10%       $ 5.76
Class A .................................  1,000.00     1,111.10     1.35%         7.07
Class C .................................  1,000.00     1,106.20     2.10%        10.97
Hypothetical 5% Return
Trust Class ............................. $1,000.00    $1,019.34     1.10%       $ 5.51
Class A .................................  1,000.00     1,018.10     1.35%         6.76
Class C .................................  1,000.00     1,014.38     2.10%        10.49
-----------------------------------------------------------------------------------------
BURKENROAD FUND
-----------------------------------------------------------------------------------------
Actual Fund Return
Class A ................................. $1,000.00    $1,074.50     1.40%       $ 7.20
Class D .................................  1,000.00     1,073.30     1.65%         8.48
Hypothetical 5% Return
Class A ................................. $1,000.00    $1,017.85     1.40%       $ 7.00
Class D .................................  1,000.00     1,016.61     1.65%         8.25
-----------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------


                                      ----
                                        2
                                      ----

---------------------------
 STATEMENT OF NET ASSETS                                          [LOGO OMITTED]
---------------------------                            JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------

[Pie chart omitted]
Plot points are as follows:

U.S. TREASURY OBLIGATIONS                       53.0%
REPURCHASE AGREEMENTS                           47.0%

% of Total Portfolio Investments


----------------------------------------------------------------------------------------
                                                               FACE AMOUNT     VALUE
DESCRIPTION                                                       (000)        (000)
----------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (A) -- 53.1%
   United States Treasury Bills
     2.878%, 08/04/05                                           $ 35,000     $ 34,992
     3.116%, 08/18/05                                             13,000       12,981
     2.915%, 08/25/05                                             35,000       34,932
     3.217%, 09/08/05                                             13,000       12,956
     2.957%, 09/15/05                                             35,000       34,872
     3.167%, 09/22/05                                             25,000       24,886
     3.169%, 09/29/05                                             25,000       24,871
     3.212%, 10/06/05                                             25,000       24,854
     3.262%, 10/20/05                                             25,000       24,820
----------------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $230,164)                            230,164
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (B) -- 47.1%
   Deutsche Bank
     3.270%, dated 07/29/05, to be repurchased on 08/01/05,
     repurchase price $102,318,146 (collateralized by various
     U.S. Treasury Obligations, ranging in par value $720,000-
     $84,272,000, 0.000%-13.250%, 11/25/04-11/15/14; total
     market value $104,336,989)                                  102,290      102,290


----------------------------------------------------------------------------------------
                                                               FACE AMOUNT     VALUE
DESCRIPTION                                                       (000)        (000)
----------------------------------------------------------------------------------------

   JPMorgan Chase
     3.240%, dated 07/29/05, to be repurchased on 08/01/05,
     repurchase price $102,027,540 (collateralized by
     U.S. Treasury Obligation, par value $88,965,000,
     3.000%, 07/15/12; total market value $104,041,958)         $102,000     $102,000
----------------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $204,290)                                204,290
----------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.2% (COST $434,454)                                434,454
----------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.2%)
Income Distribution Payable                                                      (697)
Investment Advisory Fees Payable                                                 (108)
Shareholder Servicing Fees Payable                                                (58)
Administration Fees Payable                                                       (37)
Distribution Fees Payable                                                         (25)
Custodian Fees Payable                                                            (20)
Transfer Agent Fees Payable                                                        (4)
Trustees' Fees Payable                                                             (1)
Other Assets and Liabilities, Net                                                  48
----------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                            (902)
----------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                      $433,552
----------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                    $433,552
----------------------------------------------------------------------------------------
   NET ASSETS                                                                $433,552
----------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($99,706,359 / 99,703,177 SHARES)                                            $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP CLASS SHARES
   ($169,973,561 / 169,973,117 SHARES)                                          $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($163,872,349 / 163,875,977 SHARES)                                          $1.00


(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.


                                      ----
                                        3
                                      ----


---------------------------
  STATEMENT OF NET ASSETS
---------------------------



--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

[Pie chart omitted]
Plot points are as follows:

U.S. TREASURY OBLIGATIONS                       22.5%
CORPORATE BONDS                                 38.4%
FOREIGN GOVERNMENT                               0.3%
CASH EQUIVALENTS                                 1.9%
COMMERCIAL PAPER                                 2.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS              15.7%
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS     18.8%

% of Total Portfolio Investments


----------------------------------------------------------------------------------------
                                                               FACE AMOUNT     VALUE
DESCRIPTION                                                       (000)        (000)
----------------------------------------------------------------------------------------

CORPORATE BONDS -- 37.9%
   Aerospace & Defense -- 1.2%
     General Dynamics
      4.500%, 08/15/10                                          $  1,000     $    998
----------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                      998
----------------------------------------------------------------------------------------

AGRICULTURE -- 2.3%
     Cargill 144A
      4.375%, 06/01/13                                             2,000        1,930
----------------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                            1,930
----------------------------------------------------------------------------------------

   Automotive -- 4.8%
     DaimlerChrysler Holding
      6.400%, 05/15/06                                             2,000        2,032
     General Motors
      7.100%, 03/15/06                                               750          753
     General Motors Acceptance
      6.125%, 08/28/07                                             1,250        1,248
----------------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                             4,033
----------------------------------------------------------------------------------------

   Banks -- 3.6%
     Bank One
      6.500%, 02/01/06                                             2,000        2,025
     US Bancorp MTN
      2.750%, 03/30/06                                             1,000          991

----------------------------------------------------------------------------------------
   TOTAL BANKS                                                                  3,016
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                               FACE AMOUNT     VALUE
DESCRIPTION                                                       (000)        (000)
----------------------------------------------------------------------------------------
   Chemicals -- 2.4%
     Dow Chemical
      6.000%, 10/01/12                                          $  1,000     $  1,072
   E.I. Du Pont De Nemours
      4.125%, 04/30/10                                             1,000          986
----------------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                              2,058
----------------------------------------------------------------------------------------

   Electrical Services & Equipment -- 3.8%
     Central Power & Light, MBIA Insured
      7.125%, 02/01/08                                             1,000        1,060
     Pacificorp
      6.900%, 11/15/11                                               793          883
     PSEG Power LLC
      3.750%, 04/01/09                                             1,300        1,254
----------------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                        3,197
----------------------------------------------------------------------------------------

   Financial Services -- 8.6%
     American General Finance MTN, Series F
      5.910%, 06/12/06                                               500          507
     Bear Stearns
      3.000%, 03/30/06                                             1,000          993
     Boeing Capital
      6.500%, 02/15/12                                             1,000        1,097
     Countrywide Home Loans MTN
      4.125%, 09/15/09                                             1,000          974
     First Data
      3.375%, 08/01/08                                               400          388
     Ford Motor Credit
      7.375%, 02/01/11                                               650          646
      6.500%, 01/25/07                                             1,000        1,010
     General Electric Capital MTN, Series A
      6.875%, 11/15/10                                               500          548
     Lehman Brothers Holdings
      7.000%, 02/01/08                                             1,000        1,057
----------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                     7,220
----------------------------------------------------------------------------------------

   Food, Beverage & Tobacco -- 0.7%
     Campbell Soup
     6.750%, 02/15/11                                                500          548
----------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                 548
----------------------------------------------------------------------------------------

   Oil Drilling & Refining -- 2.5%
     ENSCO International
      6.750%, 11/15/07                                             1,000        1,045
     Marathon Oil
      5.375%, 06/01/07                                             1,000        1,014
----------------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                                2,059
----------------------------------------------------------------------------------------


                                      ----
                                        4
                                      ----


                                                                           [LOGO OMITTED]
                                                                JULY 31, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                               FACE AMOUNT     VALUE
DESCRIPTION                                                       (000)        (000)
----------------------------------------------------------------------------------------

   Oil Exploration & Production -- 1.0%
     Anadarko Petroleum
      5.000%, 10/01/12                                          $    850     $    852
----------------------------------------------------------------------------------------
   TOTAL OIL EXPLORATION & PRODUCTION                                             852
----------------------------------------------------------------------------------------

   Retail -- 1.8%
     Target
      5.375%, 06/15/09                                               500          515
     Wal-Mart Stores
      4.000%, 01/15/10                                             1,000          978
----------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                 1,493
----------------------------------------------------------------------------------------

SEMI-CONDUCTORS & INSTRUMENTS -- 1.8%
     Texas Instruments
      6.125%, 02/01/06                                             1,500        1,513
----------------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                          1,513
----------------------------------------------------------------------------------------

   Telephones & Telecommunication -- 2.8%
     Alltel
      6.500%, 11/01/13                                             1,000        1,099
     SBC Communications
      5.875%, 08/15/12                                             1,000        1,057
     Verizon Global Funding
      4.000%, 01/15/08                                               200          198
----------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                         2,354
----------------------------------------------------------------------------------------

   Utilities -- 0.6%
     Alabama Power, Series G
      5.375%, 10/01/08                                               500          512
----------------------------------------------------------------------------------------
   TOTAL UTILITIES                                                                512
----------------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $31,846)                                        31,783
----------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 22.2%
   U.S. Treasury Bond
     5.375%, 02/15/31                                              1,240        1,409
   U.S. Treasury Notes
     6.625%, 05/15/07                                                550          575
     6.500%, 08/15/05                                              1,000        1,001
     4.875%, 02/15/12                                              1,250        1,300
     4.250%, 08/15/14                                              4,000        3,992
     4.250%, 11/15/14                                              4,000        3,988
     3.500%, 12/15/09                                              3,000        2,924
     3.500%, 02/15/10                                              1,000          973
     3.375%, 02/28/07                                              2,000        1,981
     3.125%, 05/15/07                                                500          493
----------------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $18,639)                              18,636
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                                                               FACE AMOUNT     VALUE
DESCRIPTION                                                       (000)        (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 18.5%
   FHLMC
     7.000%, 12/01/06                                           $      2     $      2
     7.000%, 12/01/14                                                 14           15
     7.000%, 04/01/15                                                 31           32
     5.000%, 10/01/16                                                697          700
   FHLMC, Series 2595, Cl AJ
     3.500%, 02/15/14                                                369          367
   FNMA
     7.500%, 04/01/15                                                 --           --
     7.500%, 12/01/30                                                 34           36
     7.000%, 12/01/06                                                  8            8
     7.000%, 07/01/07                                                  7            7
     7.000%, 12/01/09                                                 19           20
     6.500%, 01/01/32                                                421          436
     5.500%, 06/01/25                                              2,850        2,884
     5.500%, 10/01/34                                                962          967
     5.000%, 10/01/18                                                684          686
     5.000%, 12/01/18                                                805          808
     4.500%, 07/01/18                                              1,509        1,487
     4.000%, 09/01/10                                              1,392        1,364
   GNMA
     7.500%, 08/15/12                                                 25           26
     7.500%, 09/15/13                                                 21           22
     7.500%, 12/20/29                                                  7            8
     7.500%, 06/15/30                                                 72           77
     6.500%, 06/15/08                                                  2            2
     6.500%, 10/15/08                                                  3            3
     6.500%, 09/15/13                                                 65           68
     6.500%, 04/15/14                                                 33           35
     6.500%, 03/15/31                                                 65           68
     6.500%, 07/15/31                                                602          630
     5.000%, 09/15/17                                                495          501
     5.000%, 12/15/17                                                688          696
     5.000%, 10/15/18                                                 62           63
     5.000%, 11/15/18                                                 66           67
     5.000%, 01/15/19                                              1,271        1,285
     5.000%, 03/15/33                                                 93           93
     5.000%, 04/15/33                                                 33           33
     5.000%, 06/15/33                                                115          113
     4.500%, 02/15/20                                              1,991        1,974
----------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (COST $15,697)            15,583
----------------------------------------------------------------------------------------


                                      ----
                                        5
                                      ----




---------------------------
  STATEMENT OF NET ASSETS
---------------------------

----------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONCLUDED)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                              FACE AMOUNT      VALUE
DESCRIPTION                                                  (000)/SHARES      (000)
----------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.5%
   FFCB
     4.450%, 06/01/15                                           $  2,500     $  2,470
   FHLB, Series 7109
     4.000%, 11/13/09                                              2,000        1,965
   FHLMC
     5.500%, 07/15/06                                              3,000        3,038
     4.375%, 07/17/15                                              3,000        2,944
   FNMA
     5.500%, 03/15/11                                              1,500        1,575
     5.250%, 08/01/12                                              1,000        1,030

----------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $13,062)                     13,022
----------------------------------------------------------------------------------------

COMMERCIAL PAPER (A) -- 2.4%
     International Lease Finance
      3.148%, 09/06/05                                             2,000        1,993
----------------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $1,994)                                         1,993
----------------------------------------------------------------------------------------

FOREIGN GOVERNMENT -- 0.3%
   Province of Manitoba
     4.250%, 11/20/06                                                250          250
----------------------------------------------------------------------------------------
   TOTAL FOREIGN GOVERNMENT (COST $253)                                           250
----------------------------------------------------------------------------------------

CASH EQUIVALENTS -- 1.9%
     Federated Treasury Obligation
       Money Market Fund                                       1,075,929        1,076
     SEI Daily Income Trust
       Treasury Fund                                             482,826          483
----------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $1,559)                                         1,559
----------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 98.7% (COST $83,050)                                   82,826
----------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.3%
Investment Advisory Fees Payable                                                  (32)
Payable for Fund Shares Redeemed                                                  (19)
Administration Fees Payable                                                        (8)
Transfer Agent Fees Payable                                                        (5)
Custodian Fees Payable                                                             (4)
Shareholder Servicing Fees Payable                                                 (2)
Other Assets and Liabilities, Net                                               1,158
----------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                           1,088
----------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                      $ 83,914
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                               VALUE
DESCRIPTION                                                                    (000)
----------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                     $84,201
Undistributed net investment income                                                25
Accumulated net realized loss on investments                                      (88)
Net unrealized depreciation on investments                                       (224)
----------------------------------------------------------------------------------------
   NET ASSETS                                                                 $83,914
----------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
    ($73,349,733 / 4,788,385 SHARES)                                           $15.32
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($10,429,883 / 681,795 SHARES)                                              $15.30
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.30 / 96.00%)                                            $15.94
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($134,736 / 8,784 SHARES)                                                   $15.34

(A) The rate shown represents the security's effective yield at time of purchase.

Cl -- Class

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

LLC --- Limited Liability Company

MBIA -- Municipal Bond Insurance Association

MTN -- Medium Term Note

144A --- Security exempt from registration under Rule 144A of the Securities Act of 1933.

This security may be resold in transactions exempt from registration normally to qualified institutions. This security has been deemed liquid by the Board of Trustees.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      ----
                                        6
                                      ----








---------------------------
 STATEMENT OF NET ASSETS                                          [LOGO OMITTED]
---------------------------                            JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

VALUE FUND

--------------------------------------------------------------------------------

[Pie chart omitted]
Plot points are as follows:

ENERGY                                    13.7%
CONSUMER DISCRETIONARY                    14.7%
FINANCIALS                                27.7%
TELECOMMUNICATION SERVICES                 1.5%
CASH EQUIVALENT                            2.8%
HEALTH CARE                                3.0%
CONSUMER STAPLES                           4.2%
UTILITIES                                  7.3%
MATERIALS                                 11.4%
INDUSTRIALS                               13.7%

% of Total Portfolio Investments

----------------------------------------------------------------------------------------
                                                                               VALUE
DESCRIPTION                                                      SHARES        (000)
----------------------------------------------------------------------------------------

COMMON STOCK -- 99.0%
   Aerospace & Defense -- 2.8%
     Boeing                                                       20,000     $  1,320
     Rockwell Collins                                             26,000        1,269
----------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                    2,589
----------------------------------------------------------------------------------------

   Agriculture -- 1.5%
     Monsanto                                                     20,000        1,347
----------------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                            1,347
----------------------------------------------------------------------------------------

   Automotive -- 1.2%
     Paccar                                                       15,000        1,083
----------------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                             1,083
----------------------------------------------------------------------------------------

   Banks -- 11.5%
     Associated Banc-Corp                                         27,000          920
     Bank of America                                              20,000          872
     Bank of Hawaii                                               26,000        1,335
     Golden West Financial                                        14,000          912
     Keycorp                                                      30,000        1,027
     Marshall & Ilsley                                            21,000          964
     PNC Financial Services Group                                 22,000        1,206
     SunTrust Banks                                               14,000        1,018


----------------------------------------------------------------------------------------
                                                                               VALUE
DESCRIPTION                                                      SHARES        (000)
----------------------------------------------------------------------------------------

   Banks -- (continued)
     Wachovia                                                     23,000     $  1,159
     Washington Mutual                                            29,000        1,232
----------------------------------------------------------------------------------------
   TOTAL BANKS                                                                 10,645
----------------------------------------------------------------------------------------

   Building & Construction -- 4.8%
     Brunswick                                                    25,000        1,164
     DR Horton                                                    38,666        1,589
     Pulte Homes                                                  18,000        1,685
----------------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                                4,438
----------------------------------------------------------------------------------------

   Chemicals -- 1.3%
     Dow Chemical                                                 25,000        1,199
----------------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                              1,199
----------------------------------------------------------------------------------------

   Coal Mining -- 2.1%
     Peabody Energy                                               30,000        1,972
----------------------------------------------------------------------------------------
   TOTAL COAL MINING                                                            1,972
----------------------------------------------------------------------------------------

   Consumer Products -- 1.4%
     Fortune Brands                                               14,000        1,324
----------------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                      1,324
----------------------------------------------------------------------------------------

   Containers & Packaging -- 1.2%
     Tupperware                                                   54,000        1,152
----------------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                                 1,152
----------------------------------------------------------------------------------------

   Electrical Utilities -- 5.9%
     Constellation Energy Group                                   23,000        1,385
     Duke Energy                                                  48,000        1,418
     Energy East                                                  44,000        1,226
     TXU                                                          17,000        1,473
----------------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                                   5,502
----------------------------------------------------------------------------------------

   Financial Services -- 7.9%
     American Express                                             16,000          880
     Bear Stearns                                                 10,000        1,021
     Citigroup                                                    18,000          783
     Countrywide Financial                                        33,000        1,188
     Equifax                                                      37,000        1,347
     Goldman Sachs Group                                           9,000          967
     Lehman Brothers Holdings                                     11,000        1,157
----------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                     7,343
----------------------------------------------------------------------------------------


                                      ----
                                        7
                                      ----





---------------------------
  STATEMENT OF NET ASSETS
---------------------------
----------------------------------------------------------------------------------------

VALUE FUND

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                               VALUE
DESCRIPTION                                                      SHARES        (000)
----------------------------------------------------------------------------------------

   Gas & Natural Gas -- 6.3%
     AGL Resources                                                36,000     $  1,384
     Oneok                                                        45,000        1,573
     Questar                                                      21,000        1,474
     Sempra Energy                                                34,000        1,445
----------------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                      5,876
----------------------------------------------------------------------------------------

   Industrials -- 2.9%
     Cummins                                                      15,000        1,281
     Nucor                                                        26,000        1,442
----------------------------------------------------------------------------------------
   TOTAL INDUSTRIALS                                                            2,723
----------------------------------------------------------------------------------------

   Insurance -- 8.9%
     Allstate                                                     21,000        1,286
     Chubb                                                        15,000        1,332
     Cigna                                                        13,000        1,388
     Metlife                                                      30,000        1,474
     St. Paul Travelers                                           32,000        1,409
     WR Berkley                                                   36,000        1,348
----------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                              8,237
----------------------------------------------------------------------------------------

   Manufacturing -- 5.3%
     Ingersoll-Rand, Cl A                                         13,000        1,016
     Teleflex                                                     23,000        1,525
     Textron                                                      16,000        1,187
     VF                                                           21,000        1,240
----------------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                          4,968
----------------------------------------------------------------------------------------

MEDICAL PRODUCTS & SERVICES -- 3.1%
     Aetna                                                        18,000        1,393
     Triad Hospitals*                                             29,000        1,441
----------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                            2,834
----------------------------------------------------------------------------------------

   Metals & Mining -- 3.2%
     Phelps Dodge                                                 14,000        1,490
     Precision Castparts                                          16,000        1,440
----------------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                        2,930
----------------------------------------------------------------------------------------

   Miscellaneous Business Services -- 1.4%
     Energizer Holdings*                                          20,000        1,278
----------------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                        1,278
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                               VALUE
DESCRIPTION                                                      SHARES        (000)
----------------------------------------------------------------------------------------

   Paper & Paper Products -- 1.0%
     Louisiana-Pacific                                            35,000     $    939
----------------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                                   939
----------------------------------------------------------------------------------------

   Petroleum & Fuel Products -- 4.5%
     Anadarko Petroleum                                           12,000        1,060
     Burlington Resources                                         25,000        1,603
     Occidental Petroleum                                         19,000        1,563
----------------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                              4,226
----------------------------------------------------------------------------------------

   Petroleum Refining -- 3.1%
     ConocoPhillips                                               24,000        1,502
     Exxon Mobil                                                  24,000        1,410
----------------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                     2,912
----------------------------------------------------------------------------------------

   Retail -- 9.0%
     BJ's Wholesale Club*                                         32,000        1,020
     Federated Department Stores                                  19,000        1,442
     JC Penney                                                    28,000        1,572
     Kroger*                                                      69,000        1,370
     Nordstrom                                                    42,000        1,554
     Ruddick                                                      52,000        1,433
----------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                 8,391
----------------------------------------------------------------------------------------

   Rubber & Plastic -- 2.8%
     Eastman Chemical                                             23,000        1,274
     PPG Industries                                               20,000        1,301
----------------------------------------------------------------------------------------
   TOTAL RUBBER & PLASTIC                                                       2,575
----------------------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATION -- 1.5%
     Alltel                                                       21,000        1,396
----------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                         1,396
----------------------------------------------------------------------------------------

   Transportation Services -- 2.9%
     Norfolk Southern                                             35,000        1,302
     Overseas Shipholding Group                                   23,000        1,427
----------------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                                2,729
----------------------------------------------------------------------------------------

   Utilities -- 1.5%
     Exelon                                                       26,000        1,391
----------------------------------------------------------------------------------------
   TOTAL UTILITIES                                                              1,391
----------------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $66,537)                                           91,999
----------------------------------------------------------------------------------------


                                      ----
                                        8
                                      ----



                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

VALUE FUND (CONCLUDED)

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

CASH EQUIVALENT -- 2.8%
     SEI Daily Income Trust Treasury Fund                      2,647,974     $  2,648
----------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $2,648)                                          2,648
----------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 101.8% (COST $69,185)                                  94,647
----------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (1.8%)
Payable for Investment Securities Purchased                                    (3,341)
Investment Advisory Fees Payable                                                  (61)
Payable for Fund Shares Redeemed                                                  (31)
Administration Fees Payable                                                        (9)
Custodian Fees Payable                                                             (5)
Shareholder Servicing Fees Payable                                                 (5)
Transfer Agent Fees Payable                                                        (5)
Other Assets and Liabilities, Net                                               1,768
----------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                          (1,689)
----------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                      $ 92,958
----------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                    $ 62,519
Distribution in excess of net investment income                                     9
Accumulated net realized gain on investments                                    4,968
Net unrealized appreciation on investments                                     25,462
----------------------------------------------------------------------------------------
   NET ASSETS                                                                $ 92,958
----------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($64,512,123 / 2,610,490 SHARES)                                            $24.71
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($27,895,835 / 1,131,404 SHARES)                                            $24.66
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($24.66 / 94.75%)                                            $26.03
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($550,175 / 22,600 SHARES)                                                  $24.34

* Non-income producing security.

Cl -- Class


The accompanying notes are an integral part of the financial statements.


                                      ----
                                        9
                                      ----





---------------------------
  STATEMENT OF NET ASSETS
---------------------------
----------------------------------------------------------------------------------------

GROWTH FUND

----------------------------------------------------------------------------------------

[Pie chart omitted]
Plot points are as follows:

INFORMATION TECHNOLOGY                          20.3%
CONSUMER DISCRETIONARY                          27.1%
UTILITIES                                        1.5%
CONSUMER STAPLES                                 1.5%
TELECOMMUNICATION SERVICES                       2.4%
CASH EQUIVALENT                                  2.8%
FINANCIALS                                       5.3%
INDUSTRIALS                                     12.4%
ENERGY                                          12.9%
HEALTH CARE                                     13.8%

% of Total Portfolio Investments

----------------------------------------------------------------------------------------
                                                                              VALUE
DESCRIPTION                                                      SHARES       (000)
----------------------------------------------------------------------------------------

COMMON STOCK -- 97.7%
   Aerospace & Defense -- 1.1%
     United Technologies                                          14,000     $    710
----------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                      710
----------------------------------------------------------------------------------------

   Building & Construction -- 4.0%
     KB Home                                                      20,000        1,638
     Lennar, Cl A                                                 14,000          942
----------------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                                2,580
----------------------------------------------------------------------------------------

   Communications Equipment -- 1.5%
     L-3 Communications Holdings                                  12,000          939
----------------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                                 939
----------------------------------------------------------------------------------------

   Computer Software -- 5.6%
     Adobe Systems                                                28,000          830
     McAfee*                                                      32,000        1,005
     Symantec*                                                    38,000          835
     Transaction Systems Architects*                              35,000          936
----------------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                                                      3,606
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------
   Computers & Services -- 7.6%
     Autodesk                                                     44,000     $  1,504
   Computer Sciences*                                             15,000          687
----------------------------------------------------------------------------------------

     Fiserv*                                                      21,000          932
     Jabil Circuit*                                               29,000          904
     Oracle*                                                      64,000          869
----------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                                   4,896
----------------------------------------------------------------------------------------

   Consumer Products -- 3.3%
     Nike, Cl B                                                    9,000          754
     Reebok International                                         14,000          592
     Timberland, Cl A*                                            23,000          768
----------------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                      2,114
----------------------------------------------------------------------------------------

   Educational Services -- 1.3%
     ITT Educational Services*                                    16,000          820
----------------------------------------------------------------------------------------
   TOTAL EDUCATIONAL SERVICES                                                     820
----------------------------------------------------------------------------------------

   Food, Beverage & Tobacco -- 1.5%
     Constellation Brands, Cl A*                                  36,000          986
----------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                 986
----------------------------------------------------------------------------------------

   Hotels & Lodging -- 3.6%
     Boyd Gaming                                                  25,000        1,311
     Harrah's Entertainment                                       13,000        1,024
----------------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                                                       2,335
----------------------------------------------------------------------------------------

   Insurance -- 4.6%
     Humana*                                                      25,000          996
     Progressive                                                  10,000          997
     Prudential Financial                                         14,000          937
----------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                              2,930
----------------------------------------------------------------------------------------

   Machinery -- 1.5%
     Caterpillar                                                  18,000          970
----------------------------------------------------------------------------------------
   TOTAL MACHINERY                                                                970
----------------------------------------------------------------------------------------

   Manufacturing -- 2.2%
     Coach*                                                       40,000        1,404
----------------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                          1,404
----------------------------------------------------------------------------------------


                                      ----
                                       10
                                      ----




                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

   Medical Products & Services -- 13.8%
     Barr Pharmaceuticals*                                        16,000     $    759
     C.R. Bard                                                    13,000          868
     Coventry Health Care*                                        15,000        1,061
     Express Scripts*                                             20,000        1,046
     HCA                                                          14,000          689
     Johnson & Johnson                                            12,000          768
     LifePoint Hospitals*                                         22,000        1,029
     Quest Diagnostics                                            10,000          513
     UnitedHealth Group                                           22,000        1,151
     WellPoint*                                                   14,000          990
----------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                            8,874
----------------------------------------------------------------------------------------

   Miscellaneous Business Services -- 0.8%
     Moody's                                                      10,000          473
----------------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                          473
----------------------------------------------------------------------------------------

   Petroleum & Fuel Products -- 6.9%
     Apache                                                       14,000          957
     Kerr-McGee                                                   13,000        1,043
     Newfield Exploration*                                        22,000          935
     XTO Energy                                                   42,666        1,497
----------------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                              4,432
----------------------------------------------------------------------------------------

   Petroleum Refining -- 6.1%
     Chevron                                                      15,000          870
     Sunoco                                                       11,000        1,383
     Valero Energy                                                20,000        1,656
----------------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                     3,909
----------------------------------------------------------------------------------------

   Photographic Equipment & Supplies -- 1.0%
     Xerox*                                                       50,000          661
----------------------------------------------------------------------------------------
   TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES                                        661
----------------------------------------------------------------------------------------

   Racetracks -- 1.4%
     International Speedway                                       15,000          872
----------------------------------------------------------------------------------------
   TOTAL RACETRACKS                                                               872
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

RETAIL -- 14.9%
     Abercrombie & Fitch, Cl A                                    14,000     $  1,009
     American Eagle Outfitters                                    46,000        1,516
     Autozone*                                                     9,000          877
     Best Buy                                                     13,000          996
     CVS                                                          36,000        1,117
     Darden Restaurants                                           26,000          902
     Home Depot                                                   22,000          957
     Urban Outfitters*                                            20,000        1,214
     Williams-Sonoma*                                             22,000          971
----------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                 9,559
----------------------------------------------------------------------------------------

   Semi-Conductors & Instruments -- 4.6%
     Intel                                                        36,000          977
     Nvidia*                                                      36,000          974
     Texas Instruments                                            32,000        1,017
----------------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                          2,968
----------------------------------------------------------------------------------------

   Telephones & Telecommunication -- 2.4%
     Harris                                                       24,000          890
     Sprint                                                       24,000          645
----------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                         1,535
----------------------------------------------------------------------------------------

   Transportation Services -- 6.4%
     Burlington Northern Santa Fe                                 17,000          922
     CNF                                                          17,000          877
     FedEx                                                         7,000          589
     JB Hunt Transport Services                                   48,000          942
     Swift Transportation*                                        36,000          792
----------------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                                4,122
----------------------------------------------------------------------------------------

   Utilities -- 1.6%
     Ametek                                                       24,000          989
----------------------------------------------------------------------------------------
   TOTAL UTILITIES                                                                989
----------------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $44,197)                                           62,684
----------------------------------------------------------------------------------------

CASH EQUIVALENT -- 2.8%
     SEI Daily Income Trust Treasury Fund                      1,823,148        1,823
----------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $1,823)                                          1,823
----------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.5% (COST $46,020)                                  64,507
----------------------------------------------------------------------------------------


                                      ----
                                       11
                                      ----




---------------------------
  STATEMENT OF NET ASSETS
---------------------------
----------------------------------------------------------------------------------------

GROWTH FUND (CONCLUDED)

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                                     (000)
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Payable for Investment Securities Purchased                                  $   (487)
Investment Advisory Fees Payable                                                  (42)
Payable for Fund Shares Redeemed                                                  (18)
Administration Fees Payable                                                        (6)
Shareholder Servicing Fees Payable                                                 (4)
Transfer Agent Fees Payable                                                        (4)
Custodian Fees Payable                                                             (3)
Other Assets and Liabilities, Net                                                 256
----------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                            (308)
----------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                      $ 64,199
----------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                    $ 46,898
Accumulated net investment loss                                                   (80)
Accumulated net realized loss on investments                                   (1,106)
Net unrealized appreciation on investments                                     18,487
----------------------------------------------------------------------------------------
   NET ASSETS                                                                $ 64,199
----------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($42,793,796 / 2,328,598 SHARES)                                            $18.38
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($21,002,022 / 1,153,968 SHARES)                                            $18.20
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($18.20 / 94.75%)                                            $19.21
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($402,832 / 22,883 SHARES)                                                  $17.60


* Non-income producing security.

Cl -- Class

The accompanying notes are an integral part of the financial statements.


                                      ----
                                       12
                                      ----







---------------------------
 STATEMENT OF NET ASSETS                                          [LOGO OMITTED]
---------------------------                            JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

BURKENROAD FUND

----------------------------------------------------------------------------------------

[Pie chart omitted]
Plot points are as follows:

INDUSTRIALS                           18.2%
CONSUMER DISCRETIONARY                19.5%
ENERGY                                22.6%
UTILITIES                              1.7%
CONSUMER STAPLES                       3.3%
MATERIALS                              3.7%
CASH EQUIVALENTS                       4.0%
INFORMATION TECHNOLOGY                 4.9%
HEALTH CARE                            6.8%
FINANCIALS                            15.3%

% of Total Portfolio Investments

----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

COMMON STOCK -- 97.3%
   Aerospace & Defense -- 2.6%
     Armor Holdings*                                               4,200     $    172
     Petroleum Helicopters*                                        5,000          137
----------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                      309
----------------------------------------------------------------------------------------

   Apparel & Textiles -- 1.6%
     Russell                                                      10,000          189
----------------------------------------------------------------------------------------
   TOTAL APPAREL & TEXTILES                                                       189
----------------------------------------------------------------------------------------

   Banks -- 7.9%
     Alabama National Bancorporation                               2,000          139
     Britton & Koontz Capital                                      8,359          176
     IBERIABANK                                                    4,000          268
     Midsouth Bancorp                                              8,470          212
     Teche Holding                                                 4,000          150
----------------------------------------------------------------------------------------
   TOTAL BANKS                                                                    945
----------------------------------------------------------------------------------------

   Building & Construction -- 4.9%
     Craftmade International                                      11,400          208
     NCI Building Systems*                                         6,000          232
     Texas Industries                                              2,000          147
----------------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                                  587
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

   Commercial Services -- 2.1%
     Team*                                                        12,000     $    256
----------------------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                      256
----------------------------------------------------------------------------------------

   Computers & Services -- 3.0%
     Computer Programs & Systems                                   6,000          228
     InterVoice*                                                  15,500          136
----------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                                     364
----------------------------------------------------------------------------------------

   Consumer Products -- 1.3%
     Marine Products                                              11,000          155
----------------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                        155
----------------------------------------------------------------------------------------

   Correctional Institutions -- 1.4%
   Geo Group*                                                      6,000          164
----------------------------------------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                                                164
----------------------------------------------------------------------------------------
   Drugs -- 2.1%
     First Horizon Pharmaceutical*                                12,000          255
----------------------------------------------------------------------------------------
   TOTAL DRUGS                                                                    255
----------------------------------------------------------------------------------------

   Financial Services -- 1.6%
     First Cash Financial Services*                                8,000          191
----------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                       191
----------------------------------------------------------------------------------------

   Food, Beverage & Tobacco -- 3.3%
     National Beverage                                            22,000          182
     Sanderson Farms                                               5,000          215
----------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                 397
----------------------------------------------------------------------------------------

   Forestry -- 1.8%
     Deltic Timber                                                 5,000          214
----------------------------------------------------------------------------------------
   TOTAL FORESTRY                                                                 214
----------------------------------------------------------------------------------------

   Gas & Natural Gas -- 2.1%
     EnergySouth Ltd.                                              9,000          249
----------------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                        249
----------------------------------------------------------------------------------------

   Insurance -- 1.9%
     Infinity Property & Casualty                                  6,500          230
----------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                                230
----------------------------------------------------------------------------------------


                                      ----
                                       13
                                      ----




---------------------------
  STATEMENT OF NET ASSETS
---------------------------
--------------------------------------------------------------------------------

BURKENROAD FUND

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

   Leasing & Renting -- 0.9%
     Aaron Rents                                                   4,500     $    110
----------------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                        110
----------------------------------------------------------------------------------------

   Medical Products & Services -- 2.7%
     Matria Healthcare*                                            7,000          247
     Pediatrix Medical Group*                                      1,000           79
----------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                              326
----------------------------------------------------------------------------------------

   Metals & Mining -- 1.9%
     Commercial Metals                                             8,000          230
----------------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                          230
----------------------------------------------------------------------------------------

   Office Furniture & Fixtures -- 2.0%
     Global Imaging Systems*                                       6,800          236
----------------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                              236
----------------------------------------------------------------------------------------

   Petroleum & Fuel Products -- 20.9%
     Cabot Oil & Gas                                               3,750          152
     Callon Petroleum*                                            15,000          273
     Cimarex Energy*                                               4,150          174
     Denbury Resources*                                            6,000          281
     Energy Partners*                                              9,000          238
     Gulf Island Fabrication                                      10,000          221
     KCS Energy*                                                  14,000          275
     Lone Star Technologies*                                       5,000          255
     RPC                                                          13,000          253
     Stone Energy*                                                 3,000          160
     Superior Energy Services*                                    10,000          214
----------------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                              2,496
----------------------------------------------------------------------------------------

   Real Estate Investment Trust -- 4.1%
     EastGroup Properties                                          5,000          217
     Parkway Properties                                            5,000          268
----------------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                             485
----------------------------------------------------------------------------------------

   Research & Development -- 2.0%
     SFBC International*                                           6,000          242
----------------------------------------------------------------------------------------
   TOTAL RESEARCH & DEVELOPMENT                                                   242
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                      SHARES         (000)
----------------------------------------------------------------------------------------

RETAIL -- 12.2%
     Dave & Buster's*                                              8,000     $    151
     Hibbett Sporting Goods*                                       6,000          240
     Landry's Restaurants                                          6,600          205
     Movie Gallery                                                 8,000          201
     Rare Hospitality International*                               2,300           72
     Sonic*                                                        6,000          182
     Stein Mart*                                                  10,000          227
     Tuesday Morning*                                              5,000          176
----------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                 1,454
----------------------------------------------------------------------------------------

   Services -- 2.9%
     Gevity HR                                                     8,600          189
     Rollins                                                       7,500          157
----------------------------------------------------------------------------------------
   TOTAL SERVICES                                                                 346
----------------------------------------------------------------------------------------

   Transportation Services -- 4.6%
     Frozen Food Express Industries*                              20,000          209
     Kirby*                                                        3,000          144
     MarineMax*                                                    6,000          200
----------------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                                  553
----------------------------------------------------------------------------------------

   Utilities -- 1.7%
     Cleco                                                         9,000          202
----------------------------------------------------------------------------------------
   TOTAL UTILITIES                                                                202
----------------------------------------------------------------------------------------

   Wholesale -- 3.8%
     Aviall*                                                       7,000          237
     SCP Pool                                                      6,000          219
----------------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                                456
----------------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $8,770)                                            11,641
----------------------------------------------------------------------------------------

CASH EQUIVALENTS -- 4.0%
     Federated Treasury Obligation Money Market Fund             244,475          244
     SEI Daily Income Trust Treasury Fund                        243,401          243
----------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $487)                                             487
----------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 101.3% (COST $9,257)                                   12,128
----------------------------------------------------------------------------------------


                                      ----
                                       14
                                      ----




                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

BURKENROAD FUND (CONCLUDED)

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                VALUE
DESCRIPTION                                                                     (000)
----------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (1.3%)
Payable for Investment Securities Purchased                                  $   (229)
Investment Advisory Fees Payable                                                   (5)
Payable for Fund Shares Redeemed                                                   (4)
Transfer Agent Fees Payable                                                        (3)
Shareholder Servicing Fees Payable                                                 (2)
Administration Fees Payable                                                        (1)
Distribution Fees Payable                                                          (1)
Other Assets and Liabilities, Net                                                  92
----------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                            (153)
----------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                      $ 11,975
----------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                    $  9,542
Accumulated net investment loss                                                   (15)
Accumulated net realized loss on investments                                     (423)
Net unrealized appreciation on investments                                      2,871
----------------------------------------------------------------------------------------
   NET ASSETS                                                                $ 11,975
----------------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($8,317,090 / 309,999 SHARES)                                               $26.83
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($26.83 / 94.75%)                                            $28.32
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D SHARES
   ($3,657,548 / 137,285 SHARES)                                               $26.64


* Non-income producing security.

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.


                                      ----
                                       15
                                      ----

                       This page intentionally left blank.

---------------------------------
  STATEMENT OF OPERATIONS (000)
---------------------------------
                                                                  [LOGO OMITTED]
                              FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                          TREASURY SECURITIES   STRATEGIC INCOME
                                           MONEY MARKET FUND        BOND FUND        VALUE FUND    GROWTH FUND    BURKENROAD FUND
                                          -------------------   ----------------     ----------    -----------    ---------------
INVESTMENT INCOME:
   Interest income                              $5,046              $ 1,665           $   --         $   --            $  --
   Dividend income                                  --                   37            1,039            199               59
                                                 -----              -------           ------         ------            -----
   TOTAL INVESTMENT INCOME                       5,046                1,702            1,039            199               59
                                                 -----              -------           ------         ------            -----
EXPENSES:
   Investment advisory fees                        726                  238              330            224               60
   Administration fees                             208                   45               47             32                7
   12b-1 fees - Class A                            154                   --               --             --               --
   12b-1 fees - Class C                            n/a                   --                2              1              n/a
   12b-1 fees - Class D                            n/a                  n/a              n/a            n/a                4
   Shareholder servicing fees -
     Institutional Sweep Class                     163                  n/a              n/a            n/a              n/a
   Shareholder servicing fees - Class A            154                   12               29             21               12
   Shareholder servicing fees - Class C            n/a                   --                1             --              n/a
   Shareholder servicing fees - Class D            n/a                  n/a              n/a            n/a                4
   Custodian fees                                   54                   12               12              8                2
   Transfer agent fees                              29                   29               29             29               19
   Trustees' fees                                   11                    2                2              2               --
   Professional fees                                58                   13               13              9                2
   Printing fees                                    23                    5                5              4                1
   Registration fees                                28                    4                3              2                1
   Insurance and other expenses                     35                   10                6              4                1
                                                 -----              -------           ------         ------            -----
   Total Expenses                                1,643                  370              479            336              113
   Less: Investment advisory fees waived          (119)                 (61)              --             (5)             (21)
                                                 -----              -------           ------         ------            -----
   TOTAL NET EXPENSES                            1,524                  309              479            331               92
                                                 -----              -------           ------         ------            -----

     NET INVESTMENT INCOME (LOSS)                3,522                1,393              560           (132)             (33)
                                                 -----              -------           ------         ------            -----
   Net realized gain (loss) from security
     transactions                                   --                  (12)           3,236            962             (301)
   Net change in unrealized appreciation
     (depreciation) on investments                  --               (1,059)           4,757          5,241              846
                                                 -----              -------           ------         ------            -----
   NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                   --               (1,071)           7,993          6,203              545
                                                 -----              -------           ------         ------            -----
   INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                            $3,522              $   322           $8,553         $6,071            $ 512
                                                ======              =======           ======         ======            =====

"n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.


                                      ----
                                       17
                                      ----

--------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                         TREASURY SECURITIES                  STRATEGIC INCOME
                                                                           MONEY MARKET FUND                      BOND FUND
                                                                   ------------------------------         -------------------------
                                                                    02/01/05           02/01/04            02/01/05       02/01/04
                                                                   TO 07/31/05        TO 01/31/05         TO 07/31/05    TO 01/31/05
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                  $   3,522             $   1,806            $ 1,393       $ 2,098
   Net realized gain (loss) from security transactions                  --                    --                (12)          505
   Net change in unrealized appreciation
     (depreciation) on investments                                      --                    --             (1,059)       (1,370)
                                                                 ---------             ---------            -------       -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                 3,522                 1,806                322         1,233
                                                                 ---------             ---------            -------       -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                             (1,197)               (1,006)            (1,233)       (1,930)
     Institutional Sweep Class Shares                               (1,288)                 (394)               n/a           n/a
     Class A Shares                                                 (1,037)                 (406)              (154)         (210)
     Class C Shares                                                    n/a                   n/a                 (2)           (3)
   Realized Capital Gains:
     Trust Class Shares                                                 --                    --                 --          (392)
     Class A Shares                                                     --                    --                 --           (49)
     Class C Shares                                                    n/a                   n/a                 --           (1)
     Class D Shares                                                    n/a                   n/a                n/a           n/a
                                                                 ---------             ---------            -------       -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                (3,522)               (1,806)            (1,389)       (2,585)
                                                                 ---------             ---------            -------       -------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                               150,589               458,894             11,976        22,147
       Shares reinvested                                                25                    18                 92           147
       Shares redeemed                                            (216,418)             (373,272)            (5,621)       (6,853)
                                                                 ---------             ---------            -------       -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                         (65,804)               85,640              6,447        15,441
                                                                 ---------             ---------            -------       -------
     Institutional Sweep Class Shares:
       Shares issued                                               428,961               753,825                n/a           n/a
       Shares reinvested                                                38                    20                n/a           n/a
       Shares redeemed                                            (395,048)             (665,905)               n/a           n/a
                                                                 ---------             ---------            -------       -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS            33,951                87,940                n/a           n/a
                                                                 ---------             ---------            -------       -------
     Class A Shares:
       Shares issued                                               282,462               205,033              3,554         4,049
       Shares reinvested                                               191                    66                152           254
       Shares redeemed                                            (230,942)             (198,168)            (1,186)       (1,961)
                                                                 ---------             ---------            -------       -------
     TOTAL CLASS A SHARES TRANSACTIONS                              51,711                 6,931              2,520         2,342
                                                                 ---------             ---------            -------       -------
     Class C Shares:
       Shares issued                                                   n/a                   n/a                 25            19
       Shares reinvested                                               n/a                   n/a                  1             2
       Shares redeemed                                                 n/a                   n/a                 (9)          (12)
                                                                 ---------             ---------            -------       -------
     TOTAL CLASS C SHARES TRANSACTIONS                                 n/a                   n/a                 17             9
                                                                 ---------             ---------            -------       -------
     Class D Shares:
       Shares issued                                                   n/a                   n/a                n/a           n/a
       Shares reinvested                                               n/a                   n/a                n/a           n/a
       Shares redeemed                                                 n/a                   n/a                n/a           n/a
                                                                 ---------             ---------            -------       -------
     TOTAL CLASS D SHARES TRANSACTIONS                                 n/a                   n/a                n/a           n/a
                                                                 ---------             ---------            -------       -------
     TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                                   19,858               180,511              8,984        17,792
                                                                 ---------             ---------            -------       -------
       TOTAL INCREASE IN NET ASSETS                                 19,858               180,511              7,917        16,440
                                                                 ---------             ---------            -------       -------
NET ASSETS:
   Beginning of period                                             413,694               233,183             75,997        59,557
                                                                 ---------             ---------            -------       -------
   End of period                                                 $ 433,552            $  413,694            $83,914       $75,997
                                                                 =========            ==========            =======       =======
   Undistributed net investment income
     (Accumulated net investment loss/Distributions
     in excess of net investment income)                         $      --            $       --            $    25       $    21
                                                                 =========            ==========            =======       =======

    * Includes redemption fees of $281. See note 2 in the Notes to Financial Statements.
   ** Includes redemption fees of $111. See note 2 in the Notes to Financial
      Statements.
  (1) For shares issued, reinvested and redeemed, see note 5 in the Notes to Financial Statements.
      "n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                      ----
                                       18
                                      ----

                                                                  [LOGO OMITTED]
                              FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED)
                                             AND THE YEAR ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                                 VALUE FUND                                GROWTH FUND
                                                    ----------------------------------        ------------------------------------
                                                       02/01/05            02/01/04               02/01/05            02/01/04
                                                      TO 07/31/05         TO 01/31/05           TO 07/31/05          TO 01/31/05
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                         $   560            $    443               $  (132)            $   (176)
   Net realized gain (loss) from security transactions    3,236               5,859                   962                1,393
   Net change in unrealized appreciation
     (depreciation) on investments                        4,757               7,209                 5,241                4,236
                                                        -------            --------               -------             --------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                      8,553              13,511                 6,071                5,453
                                                        -------            --------               -------             --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                    (414)               (404)                   --                   --
     Institutional Sweep Class Shares                       n/a                 n/a                   n/a                  n/a
     Class A Shares                                        (133)                (78)                   --                   --
     Class C Shares                                          (1)                 (1)                   --                   --
   Realized Capital Gains:
     Trust Class Shares                                      --              (1,335)                   --                   --
     Class A Shares                                          --                (392)                   --                   --
     Class C Shares                                          --                 (11)                   --                   --
     Class D Shares                                         n/a                 n/a                   n/a                  n/a
                                                        -------            --------               -------             --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                       (548)             (2,221)                   --                   --
                                                        -------            --------               -------             --------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                      5,597              44,705                 4,310               28,878
       Shares reinvested                                     41                 906                    --                   --
       Shares redeemed                                   (4,813)            (46,089)               (2,747)             (28,380)
                                                        -------            --------               -------             --------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                  825                (478)                1,563                  498
                                                        -------            --------               -------             --------
     Institutional Sweep Class Shares:
       Shares issued                                        n/a                 n/a                   n/a                  n/a
       Shares reinvested                                    n/a                 n/a                   n/a                  n/a
       Shares redeemed                                      n/a                 n/a                   n/a                  n/a
                                                        -------            --------               -------             --------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS    n/a                 n/a                   n/a                  n/a
                                                        -------            --------               -------             --------
     Class A Shares:
       Shares issued                                      7,557              11,159                 6,260                9,179
       Shares reinvested                                    131                 464                    --                   --
       Shares redeemed                                   (1,632)             (3,771)               (1,343)              (2,550)
                                                        -------            --------               -------             --------
     TOTAL CLASS A SHARES TRANSACTIONS                    6,056               7,852                 4,917                6,629
                                                        -------            --------               -------             --------
     Class C Shares:
       Shares issued                                         32                 314                    29                  241
       Shares reinvested                                      1                  10                    --                   --
       Shares redeemed                                      (69)                (23)                  (66)                  (8)
                                                        -------            --------               -------             --------
     TOTAL CLASS C SHARES TRANSACTIONS                      (36)                301                   (37)                 233
                                                        -------            --------               -------             --------
     Class D Shares:
       Shares issued                                        n/a                 n/a                   n/a                  n/a
       Shares reinvested                                    n/a                 n/a                   n/a                  n/a
       Shares redeemed                                      n/a                 n/a                   n/a                  n/a
                                                        -------            --------               -------             --------
     TOTAL CLASS D SHARES TRANSACTIONS                      n/a                 n/a                   n/a                  n/a
                                                        -------            --------               -------             --------
     TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                         6,845               7,675                 6,443                7,360
                                                        -------            --------               -------             --------
       TOTAL INCREASE IN NET ASSETS                      14,850              18,965                12,514               12,813
                                                        -------            --------               -------             --------
NET ASSETS:
   Beginning of period                                   78,108              59,143                51,685               38,872
                                                        -------            --------               -------             --------
   End of period                                        $92,958            $ 78,108               $64,199             $ 51,685
                                                        =======            ========               =======             ========
   Undistributed net investment income
     (Accumulated net investment loss/Distributions
     in excess of net investment income)                $   (13)           $    (25)              $  (274)            $   (142)
                                                        =======            ========               =======             ========


                                                                  BURKENROAD FUND
                                                          ----------------------------------
                                                            02/01/05        02/01/04
                                                           TO 07/31/05     TO 01/31/05
--------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                             $   (33)         $  (27)
   Net realized gain (loss) from security transactions         (301)            (77)
   Net change in unrealized appreciation
     (depreciation) on investments                              846           1,246
                                                            -------          ------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                            512           1,142
                                                            -------          ------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                         n/a             n/a
     Institutional Sweep Class Shares                           n/a             n/a
     Class A Shares                                              --              --
     Class C Shares                                             n/a             n/a
   Realized Capital Gains:
     Trust Class Shares                                         n/a             n/a
     Class A Shares                                              --              --
     Class C Shares                                             n/a             n/a
     Class D Shares                                              --              --
                                                            -------          ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                             --              --
                                                            -------          ------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued
       Shares reinvested                                        n/a             n/a
       Shares redeemed                                          n/a             n/a
                                                            -------          ------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                      n/a             n/a
                                                            -------          ------
     Institutional Sweep Class Shares:
       Shares issued                                            n/a             n/a
       Shares reinvested                                        n/a             n/a
       Shares redeemed                                          n/a             n/a
                                                            -------          ------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS        n/a             n/a
                                                            -------          ------
     Class A Shares:
       Shares issued                                          7,632           3,159
       Shares reinvested                                         --              --
       Shares redeemed                                       (5,126)           (529)
                                                            -------          ------
  TOTAL CLASS A SHARES TRANSACTIONS                           2,506           2,630
                                                            -------          ------
    Class C Shares:
       Shares issued                                            n/a             n/a
       Shares reinvested                                        n/a             n/a
       Shares redeemed                                          n/a             n/a
                                                            -------          ------
    TOTAL CLASS C SHARES TRANSACTIONS                           n/a             n/a
                                                            -------          ------
    Class D Shares:
       Shares issued                                            926           1,300
       Shares reinvested                                         --              --
       Shares redeemed                                         (252)**         (181)*
                                                            -------          ------
    TOTAL CLASS D SHARES TRANSACTIONS                           n/a             n/a
                                                            -------          ------
    TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                             3,180           3,749
                                                            -------          ------
       TOTAL INCREASE IN NET ASSETS                           3,692           4,891
                                                            -------          ------
NET ASSETS:
   Beginning of period                                        8,283           3,392
                                                            -------          ------
   End of period                                            $11,975          $8,283
                                                            =======          ======
   Undistributed net investment income
     (Accumulated net investment loss/Distributions
     in excess of net investment income)                    $   (61)         $  (28)
                                                            =======          ======

                                      ----
                                       19
                                      ----


------------------------
  FINANCIAL HIGHLIGHTS
------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,


                    NET ASSET               NET REALIZED      TOTAL     DIVIDENDS   DISTRIBUTIONS       TOTAL        NET ASSET
                      VALUE,      NET      AND UNREALIZED     FROM       FROM NET       FROM          DIVIDENDS       VALUE,
                    BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT   INVESTMENT   NET REALIZED         AND          END OF
                    OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS     INCOME        GAINS       DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++              $1.00      $0.01          $--           $0.01       $(0.01)        $--           $(0.01)        $1.00
2005++                 1.00       0.01           --            0.01        (0.01)         --            (0.01)         1.00
2004++                 1.00         --*          --              --*          --*         --               --*         1.00
2003                   1.00       0.01           --            0.01        (0.01)         --            (0.01)         1.00
2002                   1.00       0.03           --            0.03        (0.03)         --            (0.03)         1.00
2001                   1.00       0.04           --            0.04        (0.04)         --            (0.04)         1.00
INSTITUTIONAL SWEEP CLASS SHARES
2005**++              $1.00      $0.01          $--           $0.01       $(0.01)        $--           $(0.01)        $1.00
2005++                 1.00       0.01           --            0.01        (0.01)         --            (0.01)         1.00
2004++                 1.00         --*          --              --*          --*         --               --*         1.00
2003                   1.00       0.01           --            0.01        (0.01)         --            (0.01)         1.00
2002                   1.00       0.03           --            0.03        (0.03)         --            (0.03)         1.00
2001                   1.00       0.04           --            0.04        (0.04)         --            (0.04)         1.00
CLASS A SHARES
2005**++              $1.00      $0.01          $--           $0.01       $(0.01)        $--           $(0.01)        $1.00
2005++                 1.00         --*          --              --*          --*         --               --*         1.00
2004++                 1.00         --*          --              --*          --*         --               --*         1.00
2003                   1.00       0.01           --            0.01        (0.01)         --            (0.01)         1.00
2002                   1.00       0.02           --            0.02        (0.02)         --            (0.02)         1.00
2001                   1.00       0.04           --            0.04        (0.04)         --            (0.04)         1.00

  * Amounts represent less than $0.01 per share.
 ** For the six months ended July 31, 2005 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
  + Total return is for the period indicated and has not been annualized.
 ++ Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.
    The accompanying notes are an integral part of the financial statements.


                                      ----
                                       20
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          RATIO OF
                                                                         RATIO OF        EXPENSES TO
                                                         RATIO OF      NET INVESTMENT      AVERAGE
                                        NET ASSETS,    EXPENSES TO         INCOME         NET ASSETS       PORTFOLIO
                          TOTAL           END OF         AVERAGE         TO AVERAGE       (EXCLUDING       TURNOVER
                         RETURN+       PERIOD (000)     NET ASSETS       NET ASSETS        WAIVERS)           RATE
---------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
---------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++                  1.09%         $ 99,706           0.58%           2.18%            0.65%             n/a
2005++                    0.82           165,510           0.58            0.85             0.64              n/a
2004++                    0.47            79,867           0.58            0.48             0.68              n/a
2003                      1.06            95,974           0.58            1.07             0.64              n/a
2002                      3.00           135,514           0.58            3.07             0.68              n/a
2001                      3.96           172,112           0.58            5.80             0.71              n/a
INSTITUTIONAL SWEEP CLASS SHARES
2005**++                  0.96%         $169,974           0.83%           1.97%            0.89%             n/a
2005++                    0.56           136,022           0.83            0.64             0.89              n/a
2004++                    0.22            48,082           0.83            0.23             0.93              n/a
2003                      0.81            74,704           0.83            0.81             0.89              n/a
2002                      2.74            83,702           0.83            2.35             0.93              n/a
2001                      3.79            42,073           0.83            5.55             0.96              n/a
CLASS A SHARES
2005**++                  0.84%         $163,872           1.08%           1.68%            1.15%             n/a
2005++                    0.37           112,162           1.03            0.43             1.14              n/a
2004++                    0.07           105,234           0.98            0.07             1.08              n/a
2003                      0.56            56,923           1.08            0.54             1.14              n/a
2002                      2.49            31,832           1.08            2.32             1.18              n/a
2001                      3.63            24,642           1.08            5.25             1.20              n/a



                                      ----
                                       21
                                      ----


------------------------
  FINANCIAL HIGHLIGHTS
------------------------
-------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,


                    NET ASSET               NET REALIZED      TOTAL     DIVIDENDS   DISTRIBUTIONS       TOTAL        NET ASSET
                      VALUE,      NET      AND UNREALIZED     FROM       FROM NET       FROM          DIVIDENDS       VALUE,
                    BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT   INVESTMENT   NET REALIZED         AND          END OF
                    OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS     INCOME        GAINS       DISTRIBUTIONS     PERIOD
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++             $15.52      $0.27        $(0.20)         $ 0.07      $(0.27)       $   --         $(0.27)        $15.32
2005++                15.86       0.51         (0.23)           0.28       (0.52)        (0.10)         (0.62)         15.52
2004++                15.98       0.60         (0.11)           0.49       (0.61)         --            (0.61)         15.86
2003                  15.56       0.75          0.43            1.18       (0.75)        (0.01)         (0.76)         15.98
2002                  15.64       0.84          0.16            1.00       (0.84)        (0.24)         (1.08)         15.56
2001                  15.00       0.61          0.65            1.26       (0.61)        (0.01)         (0.62)         15.64
CLASS A SHARES
2005**++             $15.50      $0.25        $(0.20)         $ 0.05      $(0.25)       $   --         $(0.25)        $15.30
2005++                15.84       0.47         (0.23)           0.24       (0.48)        (0.10)         (0.58)         15.50
2004++                15.96       0.56         (0.11)           0.45       (0.57)           --          (0.57)         15.84
2003                  15.55       0.71          0.42            1.13       (0.71)        (0.01)         (0.72)         15.96
2002                  15.64       0.80          0.16            0.96       (0.81)        (0.24)         (1.05)         15.55
2001                  15.00       0.57          0.67            1.24       (0.59)        (0.01)         (0.60)         15.64
CLASS C SHARES
2005**++             $15.54      $0.20        $(0.21)         $(0.01)     $(0.19)       $   --         $(0.19)        $15.34
2005++                15.88       0.36         (0.24)           0.12       (0.36)        (0.10)         (0.46)         15.54
2004++                16.00       0.45         (0.12)           0.33       (0.45)           --          (0.45)         15.88
2003                  15.58       0.52          0.52            1.04       (0.61)        (0.01)         (0.62)         16.00
2002                  15.63       0.54          0.62            1.16       (0.52)        (0.01)         (0.53)         15.63

 ** For the six months ended July 31, 2005 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
  + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
 ++ Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.



                                      ----
                                       22
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          RATIO OF
                                                                         RATIO OF        EXPENSES TO
                                                         RATIO OF      NET INVESTMENT      AVERAGE
                                        NET ASSETS,    EXPENSES TO         INCOME         NET ASSETS       PORTFOLIO
                          TOTAL           END OF         AVERAGE         TO AVERAGE       (EXCLUDING       TURNOVER
                         RETURN+       PERIOD (000)     NET ASSETS       NET ASSETS        WAIVERS)           RATE
--------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
--------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++                  0.44%          $73,349           0.75%           3.55%            0.90%             10%
2005++                    1.83            67,849           0.75            3.28             0.93              45
2004++                    3.14            53,621           0.75            3.76             0.93              23
2003                      7.76            48,400           0.75            4.77             0.91              33
2002                      6.59            46,195           0.75            5.37             0.88              70
2001                      8.56            42,451           0.75            6.07             0.94              37
CLASS A SHARES
2005**++                  0.32%          $10,430           1.00%           3.30%            1.16%             10%
2005++                    1.58             8,028           1.00            3.03             1.18              45
2004++                    2.89             5,824           1.00            3.50             1.18              23
2003                      7.46             4,643           1.00            4.34             1.16              33
2002                      6.34               504           1.00            5.00             1.13              70
2001                      8.38                72           1.00            5.73             1.19              37
CLASS C SHARES
2005**++                 (0.05)%         $   135           1.75%           2.56%            1.90%             10%
2005++                    0.80               120           1.75            2.28             1.93              45
2004++                    2.12               112           1.75            2.79             1.93              23
2003                      6.77                39           1.75            3.62             1.91              33
2002                      5.76                 1           1.75            4.70             1.88              70
2001                      7.92                 1           1.75            5.29             2.12              37


                                      ----
                                       23
                                      ----

------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,


               NET ASSET                   NET REALIZED         TOTAL       DIVIDENDS    DISTRIBUTIONS      TOTAL        NET ASSET
                VALUE,         NET        AND UNREALIZED        FROM        FROM NET         FROM         DIVIDENDS        VALUE,
              BEGINNING    INVESTMENT     GAINS (LOSSES)     INVESTMENT    INVESTMENT     NET REALIZED       AND           END OF
              OF PERIOD   INCOME (LOSS)   ON INVESTMENTS     OPERATIONS      INCOME          GAINS      DISTRIBUTIONS      PERIOD
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++        $22.51       $ 0.17         $ 2.19            $ 2.36        $(0.16)        $   --         $(0.16)          $24.71
2005++           19.20         0.14           3.81              3.95         (0.15)         (0.49)         (0.64)           22.51
2004++           14.60         0.16           4.60              4.76         (0.16)            --          (0.16)           19.20
2003             16.31         0.13          (1.71)            (1.58)        (0.13)            --          (0.13)           14.60
2002             16.50         0.12          (0.20)            (0.08)        (0.11)            --          (0.11)           16.31
2001++           15.00         0.03           1.50              1.53         (0.03)            --          (0.03)           16.50
CLASS A SHARES
2005**++        $22.46       $ 0.13         $ 2.21            $ 2.34        $(0.14)        $   --         $(0.14)          $24.66
2005++           19.16         0.09           3.80              3.89         (0.10)         (0.49)         (0.59)           22.46
2004++           14.58         0.12           4.58              4.70         (0.12)            --          (0.12)           19.16
2003             16.29         0.10          (1.71)            (1.61)        (0.10)            --          (0.10)           14.58
2002             16.47         0.10          (0.20)            (0.10)        (0.08)            --          (0.08)           16.29
2001++           15.00        (0.01)          1.50              1.49         (0.02)            --          (0.02)           16.47
CLASS C SHARES
2005**++        $22.18       $ 0.05         $ 2.17            $ 2.22        $(0.06)        $   --         $(0.06)          $24.34
2005++           19.00        (0.06)          3.75              3.69         (0.02)         (0.49)         (0.51)           22.18
2004++           14.48        (0.01)          4.56              4.55         (0.03)            --          (0.03)           19.00
2003             16.21         0.08          (1.80)            (1.72)        (0.01)            --          (0.01)           14.48
2002             16.42        (0.02)         (0.19)            (0.21)           --             --             --            16.21
2001++           15.00        (0.07)          1.49              1.42            --             --             --            16.42

** For the six months ended July 31, 2005 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
  + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
 ++ Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.


                                      ----
                                       24
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                         RATIO OF     RATIO OF EXPENSES
                                                        RATIO OF       NET INVESTMENT     TO AVERAGE
                                        NET ASSETS,    EXPENSES TO     INCOME (LOSS)      NET ASSETS       PORTFOLIO
                          TOTAL           END OF         AVERAGE        TO AVERAGE        (EXCLUDING       TURNOVER
                         RETURN+       PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)           RATE
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++                  10.54%          $64,512          1.08%           1.45%            1.08%             36%
2005++                    20.64            58,016          1.10            0.70             1.11              65
2004++                    32.73            49,609          1.07            0.96             1.13              79
2003                      (9.72)           34,109          1.00            0.82             1.10              71
2002                      (0.37)           35,883          1.00            0.77             1.07              81
2001++                    10.11            30,359          1.00            0.25             1.19              54
CLASS A SHARES
2005**++                  10.44%          $27,896          1.34%           1.15%            1.34%             36%
2005++                    20.36            19,557          1.35            0.46             1.36              65
2004++                    32.34             9,356          1.32            0.70             1.38              79
2003                      (9.90)            3,967          1.25            0.60             1.35              71
2002                      (0.60)              307          1.25            0.55             1.32              81
2001++                     9.90                84          1.25           (0.16)            1.43              54
CLASS C SHARES
2005**++                  10.02%           $  550          2.08%           0.44%            2.08%             36%
2005++                    19.42               535          2.10           (0.31)            2.11              65
2004++                    31.45               178          2.07           (0.08)            2.13              79
2003                     (10.62)               43          2.00           (0.10)            2.10              71
2002                      (1.21)                1          2.00           (0.08)            2.07              81
2001++                     9.40                 1          2.00           (0.67)            2.18              54

                                      ----
                                       25
                                      ----

------------------------
  FINANCIAL HIGHLIGHTS
-------------------------

------------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,


              NET ASSET                    NET REALIZED        TOTAL        DIVIDENDS    DISTRIBUTIONS     TOTAL          NET ASSET
                VALUE,         NET        AND UNREALIZED       FROM          FROM NET        FROM         DIVIDENDS        VALUE,
              BEGINNING     INVESTMENT    GAINS (LOSSES)     INVESTMENT     INVESTMENT    NET REALIZED       AND           END OF
              OF PERIOD       LOSS        ON INVESTMENTS     OPERATIONS      INCOME          GAINS      DISTRIBUTIONS      PERIOD
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++        $16.52       $(0.03)        $ 1.89            $ 1.86           $--            $--            $--           $18.38
2005++           14.74        (0.05)          1.83              1.78            --             --             --            16.52
2004++           10.71        (0.09)          4.12              4.03            --             --             --            14.74
2003++           13.31        (0.08)         (2.52)            (2.60)           --             --             --            10.71
2002             15.00        (0.04)         (1.65)            (1.69)           --             --             --            13.31
2001             15.00           --             --                --            --             --             --            15.00
CLASS A SHARES
2005**++        $16.38       $(0.05)        $ 1.87            $ 1.82           $--            $--            $--           $18.20
2005++           14.66        (0.09)          1.81              1.72            --             --             --            16.38
2004++           10.67        (0.13)          4.12              3.99            --             --             --            14.66
2003++           13.31        (0.11)         (2.53)            (2.64)           --             --             --            10.67
2002             15.00        (0.01)         (1.68)            (1.69)           --             --             --            13.31
2001             15.00         --               --                --            --             --             --            15.00
CLASS C SHARES
2005**++        $15.91       $(0.11)        $ 1.80            $ 1.69           $--            $--            $--           $17.60
2005++           14.34        (0.19)          1.76              1.57            --             --             --            15.91
2004++           10.52        (0.22)          4.04              3.82            --             --             --            14.34
2003++           13.20        (0.19)         (2.49)            (2.68)           --             --             --            10.52
2002             15.00        (0.17)         (1.63)            (1.80)           --             --             --            13.20
2001             15.00           --             --                --            --             --             --            15.00

  * This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
 ** For the six months ended July 31, 2005 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on January 31, 2001.
  + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
 ++ Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.


                                      ----
                                       26
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                         RATIO OF     RATIO OF EXPENSES
                                                        RATIO OF       NET INVESTMENT     TO AVERAGE
                                        NET ASSETS,    EXPENSES TO     INCOME (LOSS)      NET ASSETS       PORTFOLIO
                          TOTAL           END OF         AVERAGE        TO AVERAGE        (EXCLUDING       TURNOVER
                         RETURN+       PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)           RATE
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2005**++                  11.26%          $42,794          1.10%          (0.39)%            1.12%            29%
2005++                    12.08            37,052          1.10           (0.33)             1.15             64
2004++                    37.63            32,387          1.10           (0.74)             1.18             73
2003++                   (19.53)           21,508          1.05           (0.69)             1.18             79
2002                     (11.24)           15,605          1.00           (0.53)             1.17             73
2001                         --             4,000             *               *                 *             --
CLASS A SHARES
2005**++                  11.11%          $21,002          1.35%          (0.65)%            1.37%            29%
2005++                    11.73            14,234          1.35           (0.57)             1.40             64
2004++                    37.39             6,350          1.35           (0.99)             1.43             73
2003++                   (19.71)            2,245          1.30           (0.96)             1.43             79
2002                     (11.40)              135          1.25           (0.84)             1.42             73
2001                         --                 1             *               *                 *             --
CLASS C SHARES
2005**++                  10.62%          $   403          2.10%          (1.38)%            2.12%            29%
2005++                    10.95               399          2.10           (1.29)             2.15             64
2004++                    36.31               135          2.10           (1.74)             2.18             73
2003++                   (20.30)               66          2.05           (1.73)             2.18             79
2002                     (12.00)                1          2.00           (1.58)             2.17             73
2001                         --                 1             *               *                 *             --


                                      ----
                                       27
                                      ----

------------------------------------
  FINANCIAL HIGHLIGHTS (CONCLUDED)
------------------------------------

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED) AND THE PERIODS ENDED
JANUARY 31,


              NET ASSET                    NET REALIZED                        TOTAL      DISTRIBUTIONS                   NET ASSET
               VALUE,           NET       AND UNREALIZED                       FROM           FROM                          VALUE,
              BEGINNING     INVESTMENT    GAINS (LOSSES)     REDEMPTION     INVESTMENT     NET REALIZED      TOTAL          END OF
              OF PERIOD        LOSS       ON INVESTMENTS        FEES        OPERATIONS        GAINS       DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2005**++      $24.97         $(0.06)          $ 1.92           $   --*        $ 1.86         $   --         $   --          $26.83
2005++         20.70          (0.08)            4.35               --           4.27             --             --           24.97
2004++         14.19          (0.04)            6.55               --           6.51             --             --           20.70
2003           15.05          (0.02)           (0.74)              --          (0.76)         (0.10)         (0.10)          14.19
2002           15.00          (0.01)            0.06               --           0.05             --             --           15.05
CLASS D SHARES
2005**++      $24.82         $(0.09)          $ 1.91           $   --*        $ 1.82         $   --         $   --          $26.64
2005++         20.62          (0.14)            4.34               --*          4.20             --             --           24.82
2004++         14.18          (0.09)            6.53               --           6.44             --             --           20.62
2003           15.05          (0.04)           (0.71)           (0.02)         (0.77)         (0.10)         (0.10)          14.18
2002           15.00          (0.01)            0.06               --           0.05             --             --           15.05

 * Amount represents less than $0.01 per share.
** For the six months ended July 31, 2005 (Unaudited). All ratios for the period have been annualized.
(1)Fund commenced operations on December 31, 2001. All ratios for the period have been annualized.
 + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++ Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.



                                      ----
                                       28
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                      RATIO OF EXPENSES
                                                                         RATIO OF         TO AVERAGE
                                                         RATIO OF     NET INVESTMENT      NET ASSETS
                                        NET ASSETS,     EXPENSES TO        LOSS           (EXCLUDING       PORTFOLIO
                         TOTAL            END OF          AVERAGE       TO AVERAGE      WAIVERS AND/OR     TURNOVER
                        RETURN+        PERIOD (000)     NET ASSETS      NET ASSETS      REIMBURSEMENTS)      RATE
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2005**++                   7.45%           $8,317          1.40%          (0.46)%            1.73%            28%
2005++                    20.63             5,544          1.40           (0.37)             2.14             17
2004++                    45.88             2,153          1.40           (0.23)             2.90             21
2003                      (5.07)            1,064          1.40           (0.22)             3.44             28
2002                       0.33               521          1.40           (0.89)             2.64              8
CLASS D SHARES
2005**++                   7.33%           $3,658          1.65%          (0.71)%            1.99%            28%
2005++                    20.37             2,739          1.65           (0.62)             2.39             17
2004++                    45.42             1,239          1.65           (0.50)             3.15             21
2003                      (5.14)              363          1.65           (0.46)             3.69             28
2002                       0.33               116          1.65           (1.12)             2.89              8


                                      ----
                                       29
                                      ----

---------------------------------
  NOTES TO FINANCIAL STATEMENTS
---------------------------------
--------------------------------------------------------------------------------


1. ORGANIZATION:

The Advisors' Inner Circle Fund II ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with seven funds. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The financial statements of the remaining funds are presented separately. The Hancock Horizon Family of Funds includes the Hancock Horizon Treasury Securities Money Market Fund (the "Treasury Securities Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), and the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund") (each a "Fund" and collectively the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
     The Treasury Securities Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and


                                      ----
                                       30
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund and the Burkenroad Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2005, there were no redemption fees retained by the Strategic Income Bond Fund, Value Fund and Growth Fund. The Class D shares of the Burkenroad Fund retain a redemption fee of 1.00% on redemptions of shares sold within two years of their purchase date. For the six months ended July 31, 2005, there were $111 in redemption fees retained by the Burkenroad Fund. Fees collected are retained by the Funds for the benefits of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN AND DISTRIBUTION AGREEMENTS:

Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

                      TREASURY
                     SECURITIES    STRATEGIC
                    MONEY MARKET     INCOME      VALUE     GROWTH    BURKENROAD
                       FUND*       BOND FUND*    FUND**    FUND**       FUND*
                    ------------   ----------    ------    ------    ----------
Trust Class Shares    0.58%           0.75%       1.10%     1.10%       n/a
Institutional Sweep
   Class Shares       0.83            n/a          n/a       n/a        n/a
Class A Shares        1.08            1.00        1.35      1.35       1.40%
Class C Shares         n/a            1.75        2.10      2.10        n/a
Class D Shares         n/a            n/a          n/a       n/a       1.65

"n/a" designates that the Fund does not offer this class.
 * The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2006.
** The Adviser has voluntarily agreed to waive fees and reimburse expenses.
   This may discontinue at any time.


                                      ----
                                       31
                                      ----

---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
---------------------------------------------

--------------------------------------------------------------------------------

     SEI Investments Global Funds Services is the "Administrator" of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.
     The Trust and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class per fund on the first ten cusips and $17,500 per class on the remaining four cusips.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets subject to a minimum of $250 per month.
     The Trust and SEIInvestments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEIInvestments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                     TREASURY
                    SECURITIES    STRATEGIC
                   MONEY MARKET    INCOME      VALUE     GROWTH    BURKENROAD
                       FUND       BOND FUND    FUND       FUND        FUND
                   ------------   ---------    -----     ------    ----------
Trust Class Shares       --           --         --         --         n/a
Institutional Sweep
   Class Shares          --          n/a        n/a        n/a         n/a
Class A Shares         0.25%          --         --         --          --
Class C Shares          n/a         0.75%      0.75%      0.75%        n/a
Class D Shares          n/a          n/a        n/a        n/a        0.25%

"--" designates that no fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares.
     During the six months ended July 31, 2005, Hancock Investment Securities,Inc. received distribution fees in the amount of $125,634, $4, $6, $4 and $2,337 for the Treasury Securities Money Market Fund,Strategic Income BondFund, ValueFund,GrowthFund and Burkenroad Fund, respectively.
     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds. The following table summarizes the agreement.

                      TREASURY
                      SECURITIES   STRATEGIC
                     MONEY MARKET    INCOME     VALUE     GROWTH    BURKENROAD
                        FUND       BOND FUND    FUND       FUND        FUND
                      ---------    ---------   ------     ------    ----------
Trust Class Shares        --           --         --        --         n/a
Institutional Sweep
   Class Shares         0.25%         n/a        n/a       n/a         n/a
Class A Shares          0.25         0.25%      0.25%     0.25%       0.25%
Class C Shares          n/a          0.25       0.25      0.25         n/a
Class D Shares          n/a           n/a        n/a       n/a        0.25

"--" designates that no fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.
     During the six months ended July 31, 2005, Hancock Investment Securities,Inc. received shareholder servicing fees in the amount of $285,647, $5,083, $5,382, $3,428 and $2,688 for the Treasury Securities Money Market Fund,Strategic Income BondFund, ValueFund,GrowthFund and Burkenroad Fund, respectively.


4. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust for serving in their respective roles.


                                      ----
                                       32
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


5. CAPITAL SHARES:
Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                                     TREASURY SECURITIES                   STRATEGIC INCOME
                                                      MONEY MARKET FUND                       BOND FUND
                                                ------------------------------          --------------------------
                                                  02/01/05          02/01/04              02/01/05      02/01/04
                                                     TO                TO                    TO            TO
                                                  07/31/05          01/31/05              07/31/05      01/31/05
                                                ------------------------------          --------------------------
Trust Class Shares:
  Shares issued                                    150,589           458,894                776          1,417
  Shares reinvested                                     25                18                  6              9
  Shares redeemed                                 (216,418)         (373,272)              (365)          (436)
                                                  --------          --------              -----         ------
Total Trust Class Shares Transactions              (65,804)           85,640                417            990
                                                  --------          --------              -----         ------
Institutional Sweep
 Class Shares:
  Shares issued                                    428,961           753,825                n/a            n/a
  Shares reinvested                                     38                20                n/a            n/a
  Shares redeemed                                 (395,048)         (665,906)               n/a            n/a
                                                  --------          --------              -----         ------
Total Institutional Sweep
  Class Shares Transactions                         33,951            87,939                n/a            n/a
                                                  --------          --------              -----         ------
Class A Shares:
  Shares issued                                    282,462           205,033                231            259
  Shares reinvested                                    191                66                 10             16
  Shares redeemed                                 (230,942)         (198,167)               (77)          (125)
                                                  --------          --------              -----         ------
Total Class A Shares Transactions                   51,711             6,932                164            150
                                                  --------          --------              -----         ------
Class C Shares:
  Shares issued                                        n/a               n/a                  2              2
  Shares reinvested                                    n/a               n/a                 --             --
  Shares redeemed                                      n/a               n/a                 (1)            (1)
                                                  --------          --------              -----         ------
Total Class C Shares Transactions                      n/a               n/a                  1              1
                                                  --------          --------              -----         ------
Class D Shares:
  Shares issued                                        n/a               n/a                n/a            n/a
  Shares redeemed                                      n/a               n/a                n/a            n/a
                                                  --------          --------              -----         ------
Total Class D Shares Transactions                      n/a               n/a                n/a            n/a
                                                  --------          --------              -----         ------
Net Change in Capital Shares                        19,858           180,511                582          1,141
                                                  ========          ========              =====         ======



                                                          VALUE FUND                          GROWTH FUND
                                                ------------------------------          --------------------------
                                                  02/01/05          02/01/04             02/01/05       02/01/04
                                                     TO                TO                   TO             TO
                                                  07/31/05          01/31/05             07/31/05       01/31/05
                                                ------------------------------          --------------------------
Trust Class Shares:
  Shares issued                                        238            2,035                 246           1,790
  Shares reinvested                                      2               40                  --              --
  Shares redeemed                                     (208)          (2,081)               (159)         (1,745)
                                                  --------          -------               -----          ------
Total Trust Class Shares Transactions                   32              (6)                  87              45
                                                  --------          -------               -----          ------
Institutional Sweep
 Class Shares:
  Shares issued                                        n/a              n/a                 n/a             n/a
  Shares reinvested                                    n/a              n/a                 n/a             n/a
  Shares redeemed                                      n/a              n/a                 n/a             n/a
                                                  --------          -------               -----         ------
Total Institutional Sweep
  Class Shares Transactions                            n/a              n/a                 n/a             n/a
                                                  --------          -------               -----         ------
Class A Shares:
  Shares issued                                        327              548                 364             606
  Shares reinvested                                      5               21                  --              --
  Shares redeemed                                      (72)            (186)                (79)           (170)
                                                  --------          -------               -----         ------
Total Class A Shares Transactions                      260              383                 285             436
                                                  --------          -------               -----         ------
Class C Shares:
  Shares issued                                          2               15                   2              16
  Shares reinvested                                     --                1                  --              --
  Shares redeemed                                       (3)              (1)                (4)              --
                                                  --------          -------               -----          ------
Total Class C Shares Transactions                       (1)              15                 (2)              16
                                                  --------          -------               -----          ------
Class D Shares:
  Shares issued                                        n/a              n/a                 n/a             n/a
  Shares redeemed                                      n/a              n/a                 n/a             n/a
                                                  --------          -------               -----          ------
Total Class D Shares Transactions                      n/a              n/a                 n/a             n/a
                                                  --------          -------               -----          ------
Net Change in Capital Shares                           291              392                 370             497
                                                  ========          =======               =====          ======


                                                         BURKENROAD
                                                            FUND
                                                ------------------------------
                                                  02/01/05        02/01/04
                                                     TO              TO
                                                  07/31/05        01/31/05
                                                ------------------------------
Trust Class Shares:
  Shares issued                                        n/a              n/a
  Shares reinvested                                    n/a              n/a
  Shares redeemed                                      n/a              n/a
                                                  --------          -------
Total Trust Class Shares Transactions                  n/a              n/a
                                                  --------          -------
Institutional Sweep
 Class Shares:
  Shares issued                                        n/a              n/a
  Shares reinvested                                    n/a              n/a
  Shares redeemed                                      n/a              n/a
                                                  --------          -------
Total Institutional Sweep
  Class Shares Transactions                            n/a              n/a
                                                  --------          -------
Class A Shares:
  Shares issued                                        301              142
  Shares reinvested                                     --               --
  Shares redeemed                                     (213)             (24)
                                                  --------          -------
Total Class A Shares Transactions                       88              118
                                                  --------          -------
Class C Shares:
  Shares issued                                        n/a              n/a
  Shares reinvested                                    n/a              n/a
  Shares redeemed                                      n/a              n/a
                                                  --------          -------
Total Class C Shares Transactions                      n/a              n/a
                                                  --------          -------
Class D Shares:
  Shares issued                                         37               59
  Shares redeemed                                      (10)              (9)
                                                  --------          -------
Total Class D Shares Transactions                       27               50
                                                  --------          -------
Net Change in Capital Shares                           115              168
                                                  ========          =======
"n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either 0 or have been rounded to 0.


                                      ----
                                       33
                                      ----

--------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------

--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the year ended July 31, 2005 were as follows:

                                   STRATEGIC
                                    INCOME       VALUE     GROWTH     BURKENROAD
                                   BOND FUND      FUND      FUND        FUND
                                     (000)       (000)      (000)       (000)
                                 ------------   --------   -------    ----------
Cost of Security Purchases
   U.S. Government Securities      $12,707       $    --   $    --      $   --
   Other                             4,282        35,661    22,548       6,178

Proceeds from Sales and Maturities
   U.S. GOVERNMENT SECURITIES      $ 6,076       $    --   $    --      $    --
   Other                             1,000        29,546    16,348        3,310


7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications have been made to/from the following accounts (000):

                                             ACCUMULATED            ADDITIONAL
                    NET INVESTMENT          NET REALIZED              PAID-IN
                       INCOME                   LOSS                  CAPITAL
                    --------------          ------------            ---------
   Value Fund           $ 22                    $(22)                 $  --
   Growth Fund           194                      --                   (194)
   Burkenroad Fund        46                      --                    (46)


The tax character of dividends and distributions declared during the years ended January 31, 2005 and January 31, 2004 were as follows (000):

                                            ORDINARY INCOME      LONG-TERM CAPITAL GAIN           TOTALS
                                          2005          2004       2005           2004      2005           2004
                                         ------        ------      ----           ----     ------         ------
Treasury Securities Money Market Fund    $1,806        $  614     $   --           $--     $1,806          $ 614
Strategic Income Bond Fund                2,143         2,147        442            --      2,585          2,147
Value Fund                                  483           429      1,738            --      2,221            429

All Funds have a tax year end of April 30. The distributions represent those made during the fiscal years ended January 31.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                      ----
                                       34
                                      ----

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds have a tax year end of April 30.

As of April 30, 2005, the estimated components of distributable earnings were as follows (000):
                                    STRATEGIC
                                     INCOME       VALUE     GROWTH    BURKENROAD
                                    BOND FUND     FUND        FUND        FUND
                                    ---------    -------    -------   ----------
Undistributed ordinary income         $  15      $   937    $    --      $  --
Undistributed long-term capital gain     --        2,162         --         --
Capital loss carryforwards               --           --     (1,347)       (78)
Post October losses                     (83)          --         --        (43)
Unrealized appreciation                 163       18,322     11,724        825
                                       ----      -------    -------      ------
Total Distributable Earnings           $ 95      $21,421    $10,377      $  704
                                       ====      =======    =======      ======

The Treasury Securities Money Market Fund had no distributable earnings as of April 30, 2005.

Amounts designated as "--" are either $0 or have been rounded to $0.

The following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates at April 30, 2005 as follows (000):
                        2011           2012         2013             TOTAL
                      --------       --------     --------          --------
Growth Fund            $1,347          $--          $--             $1,347
Burkenroad Fund            19           28           31                 78

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended April 30, 2005, the Strategic Income Bond Fund, the Value Fund and the Growth Fund utilized capital loss carryforwards of $64,719, $740,586 and $1,834,618, respectively, to offset realized capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through April 30, 2005, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the cost of securities owned at July 31, 2005, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2005, were as follows:

                                                     AGGREGATE       AGGREGATE
                                                       GROSS           GROSS           NET UNREALIZED
                                                    UNREALIZED       UNREALIZED         APPRECIATION/
                               FEDERAL TAX COST    APPRECIATION     DEPRECIATION       (DEPRECIATION)
                                     (000)             (000)            (000)              (000)
                             ------------------   --------------   -------------     ------------------
Strategic Income Bond Fund          $83,050           $  545             $(769)           $  (224)
Value Fund                           69,185           25,899              (437)            25,462
Growth Fund                          46,020           18,786              (299)            18,487
Burkenroad Fund                       9,257            3,063              (192)             2,871



                                      ----
                                       35
                                      ----

---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
---------------------------------------------

--------------------------------------------------------------------------------

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.


                                      ----
                                       36
                                      ----

---------------------------------------------------
 APPROVAL OF ADVISORY AGREEMENT                                   [LOGO OMITTED]
---------------------------------------------------    JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on May 17, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of each Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with each Fund; (d) the extent to which economies of scale would be realized as each Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of each Fund's investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fees and other aspects of the Agreement. Among other things, the representative provided an overview of the Adviser's organization, reviewed its professional staff, and provided a detailed review of the performance of each Fund over the past year, discussing factors contributing to such performance. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations and in reaching its conclusions, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The discussion summarizes the material factors the Board took into account when considering the renewal of the Advisory Agreement, and its conclusions with respect to these factors, as follows: (i) based on the Board's evaluation of the Adviser's personnel, experience, investment decision process, track record, brokerage practices, any conflicts of interest and compliance program and the resources of the Adviser dedicated to the Funds, the Board concluded the nature, extent and quality of services provided by the Adviser and Sub-Adviser to the Trusts supported renewal of the Advisory Agreement; (ii) based on the Board's evaluation of the Funds' recent and long-term performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and economic and market trends and both market risk and shareholder risk expectations, the Board concluded the Funds' performance (both actual performance and comparable performance) supported renewal of the investment management agreements; (iii) based on the Board's evaluation of the services provided by the Adviser and in comparison to advisory fees charged to other comparable funds, the Board concluded the advisory fees charged under the Advisory Agreement were reasonable and supported renewal of the Advisory Agreement; (iv) based on the Board's review of all compensation flowing, directly or indirectly, to the Adviser and its affiliates from their relationship with the Funds, including any benefits derived or to be derived by the Adviser such as soft dollar arrangements, as well as the cost of services provided to the Funds, the Board concluded the profitability of the Adviser with respect to the services provided under the Advisory Agreement was reasonable in relation to the quality of its services and supported renewal of the investment management agreements; and (v) based on the Board's evaluation of the existence of any economies of scale and whether those were passed along to the Funds' shareholders through fee waivers by the Adviser or other means, the Board concluded that the Funds and their shareholders obtain a reasonable benefit from any economies of scale being realized by the Adviser.


                                      ----
                                       37
                                      ----

--------
 NOTES
--------

--------------------------------------------------------------------------------

--------
NOTES                                                             [LOGO OMITTED]
--------                                               JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------
 NOTES
--------

--------------------------------------------------------------------------------

                               Wall Street Savvy,
                                  Main Street Touch.



                               INVESTMENT ADVISER
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.


                           THE HANCOCK HORIZON FUNDS:
                               o NOT FDIC INSURED
                               o NO BANK GUARANTEE
                               o MAY LOSE VALUE




                        [HANCOCK HORIZON FUNDS LOGO OMITTED]

                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.888.346.6300
                          WWW.HANCOCKHORIZONFUNDS.COM

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31,
2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.





(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk
                                          President

Date: 09/19/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk
                                          President
Date: 09/19/05


By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: 09/19/05

* Print the name and title of each signing officer under his or her signature.